OTHER RESERVES - (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER RESERVES.
Foreign currency operations	Rp 296	Rp 272
Reclassifications to profit or loss for operations	0	0	Rp 0
Impaired amount	58	38
Reclassifications to profit or loss for available for sale	Rp 9	Rp 0	Rp 0